SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
Dec. 31, 2024 CAD_per_Share Month Share
Disclosure of classes of share capital [line items]
Opening Balance	11,648,540
Granted during period	0
Cancelled	0
Exercised	0
Expired	(2,873,540)
Closing Balance	8,775,000
February 28, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Feb. 28, 2022
Opening Balance	2,873,540
Granted during period	0
Cancelled	0
Exercised	0
Expired	(2,873,540)
Closing Balance	0
Exercise Price (Cdn $) | CAD_per_Share	0.75
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	0
June 10, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Jun. 08, 2022
Opening Balance	350,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	350,000
Exercise Price (Cdn $) | CAD_per_Share	0.75
Exercise period (months) | Month	36
Remaining contractual life (months) | Month	5
June 10, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Jun. 10, 2022
Opening Balance	3,025,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	3,025,000
Exercise Price (Cdn $) | CAD_per_Share	0.75
Exercise period (months) | Month	36
Remaining contractual life (months) | Month	5
April 4, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Apr. 04, 2023
Opening Balance	400,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	400,000
Exercise Price (Cdn $) | CAD_per_Share	0.6
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	3
April 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Apr. 05, 2023
Opening Balance	1,535,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	1,535,000
Exercise Price (Cdn $) | CAD_per_Share	0.6
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	3
April 14, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	Apr. 14, 2023
Opening Balance	95,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	95,000
Exercise Price (Cdn $) | CAD_per_Share	0.6
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	3
May 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant	May 05, 2023
Opening Balance	3,370,000
Granted during period	0
Cancelled	0
Exercised	0
Expired	0
Closing Balance	3,370,000
Exercise Price (Cdn $) | CAD_per_Share	0.6
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	4